LEASE LIABILITIES (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
LEASE LIABILITIES
Lease Term	12 months
Rent expense	$ 77,990	$ 95,713